Distribution Date:	08/16/24	JPMBB Commercial Mortgage Securities Trust 2014-C26
Determination Date:	08/12/24
Next Distribution Date:	09/17/24
Record Date:	07/31/24	Commercial Mortgage Pass-Through Certificates
Series 2014-C26

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Additional Information	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	CWCapital Asset Management LLC
Bond / Collateral Reconciliation - Balances	8		Attention: Brian Hanson	(202) 715-9500	CWCAMContractNotices@cwcapital.com
Current Mortgage Loan and Property Stratification	9-13		900 19th Street NW, 8th Floor | Washington, DC 20006 | United States
Mortgage Loan Detail (Part 1)	14-15	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	16-17		Attention: JPMBB 2014-C26 Transaction Manager		notices@pentalphasurveillance.com
Principal Prepayment Detail	18		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	22
Specially Serviced Loan Detail - Part 2	23
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46643TAY8	1.596200%	59,050,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46643TAZ5	3.018500%	211,650,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46643TBA9	3.231200%	300,000,000.00	151,252,640.01	79,473,162.31	407,272.94	0.00	0.00	79,880,435.25	71,779,477.70	50.11%	30.00%
A-4	46643TBJ0	3.494300%	337,579,000.00	337,579,000.00	0.00	983,001.92	0.00	0.00	983,001.92	337,579,000.00	50.11%	30.00%
A-SB	46643TBB7	3.288400%	106,446,000.00	431,428.78	431,428.78	1,182.26	0.00	0.00	432,611.04	0.00	0.00%	30.00%
A-S	46643TBE1	3.799600%	94,224,000.00	94,224,000.00	0.00	298,344.59	0.00	0.00	298,344.59	94,224,000.00	38.62%	23.50%
B	46643TBF8	3.950800%	67,045,000.00	67,045,000.00	0.00	220,734.49	0.00	0.00	220,734.49	67,045,000.00	30.45%	18.87%
C	46643TBG6	4.490410%	48,924,000.00	48,924,000.00	0.00	183,074.02	0.00	0.00	183,074.02	48,924,000.00	24.49%	15.50%
D	46643TAL6	3.990410%	106,908,000.00	106,908,000.00	0.00	355,505.63	0.00	0.00	355,505.63	106,908,000.00	11.46%	8.13%
E	46643TAN2	4.000000%	34,428,000.00	34,428,000.00	0.00	76,449.28	0.00	0.00	76,449.28	34,428,000.00	7.26%	5.75%
F*	46643TAQ5	4.000000%	25,369,000.00	25,369,000.00	0.00	0.00	0.00	0.00	0.00	25,369,000.00	4.17%	4.00%
NR	46643TAS1	4.000000%	57,983,872.00	34,211,872.17	0.00	0.00	0.00	788.04	0.00	34,211,084.13	0.00%	0.00%
HOW	46643TAU6	4.989700%	10,000,000.00	10,000,000.00	0.00	42,966.86	0.00	0.00	42,966.86	10,000,000.00	0.00%	0.00%
R	46643TAW2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,459,606,873.00	910,372,940.96	79,904,591.09	2,568,531.99	0.00	788.04	82,473,123.08	830,467,561.83

X-A	46643TBC5	1.015162%	1,108,949,000.00	583,487,068.79	0.00	493,611.79	0.00	0.00	493,611.79	503,582,477.70
X-B	46643TBD3	0.539610%	67,045,000.00	67,045,000.00	0.00	30,148.46	0.00	0.00	30,148.46	67,045,000.00
X-C	46643TAA0	0.000000%	48,924,000.00	48,924,000.00	0.00	0.00	0.00	0.00	0.00	48,924,000.00
X-D	46643TAC6	0.500000%	106,908,000.00	106,908,000.00	0.00	44,545.00	0.00	0.00	44,545.00	106,908,000.00
X-E	46643TAE2	0.490410%	34,428,000.00	34,428,000.00	0.00	14,069.86	0.00	0.00	14,069.86	34,428,000.00
X-F	46643TAG7	0.490410%	25,369,000.00	25,369,000.00	0.00	10,367.68	0.00	0.00	10,367.68	25,369,000.00
X-NR	46643TAJ1	0.490410%	57,983,872.00	34,211,872.17	0.00	13,981.54	0.00	0.00	13,981.54	34,211,084.13
Notional SubTotal			1,449,606,872.00	900,372,940.96	0.00	606,724.33	0.00	0.00	606,724.33	820,467,561.83

Deal Distribution Total					79,904,591.09	3,175,256.32	0.00	788.04	83,079,847.41

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46643TAY8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46643TAZ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46643TBA9	504.17546670	264.91054103	1.35757647	0.00000000	0.00000000	0.00000000	0.00000000	266.26811750	239.26492567
A-4	46643TBJ0	1,000.00000000	0.00000000	2.91191668	0.00000000	0.00000000	0.00000000	0.00000000	2.91191668	1,000.00000000
A-SB	46643TBB7	4.05302952	4.05302952	0.01110666	0.00000000	0.00000000	0.00000000	0.00000000	4.06413618	0.00000000
A-S	46643TBE1	1,000.00000000	0.00000000	3.16633331	0.00000000	0.00000000	0.00000000	0.00000000	3.16633331	1,000.00000000
B	46643TBF8	1,000.00000000	0.00000000	3.29233336	0.00000000	0.00000000	0.00000000	0.00000000	3.29233336	1,000.00000000
C	46643TBG6	1,000.00000000	0.00000000	3.74200842	0.00000000	0.00000000	0.00000000	0.00000000	3.74200842	1,000.00000000
D	46643TAL6	1,000.00000000	0.00000000	3.32534170	0.00000000	0.00000000	0.00000000	0.00000000	3.32534170	1,000.00000000
E	46643TAN2	1,000.00000000	0.00000000	2.22055536	1.11277797	1.12653683	0.00000000	0.00000000	2.22055536	1,000.00000000
F	46643TAQ5	1,000.00000000	0.00000000	0.00000000	3.33333320	26.42342978	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	46643TAS1	590.02393234	0.00000000	0.00000000	1.96674637	82.37408516	0.00000000	0.01359068	0.00000000	590.01034167
HOW	46643TAU6	1,000.00000000	0.00000000	4.29668600	0.00000000	0.00000100	0.00000000	0.00000000	4.29668600	1,000.00000000
R	46643TAW2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46643TBC5	526.16222098	0.00000000	0.44511676	0.00000000	0.00000000	0.00000000	0.00000000	0.44511676	454.10787845
X-B	46643TBD3	1,000.00000000	0.00000000	0.44967499	0.00000000	0.00000000	0.00000000	0.00000000	0.44967499	1,000.00000000
X-C	46643TAA0	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46643TAC6	1,000.00000000	0.00000000	0.41666667	0.00000000	0.00000000	0.00000000	0.00000000	0.41666667	1,000.00000000
X-E	46643TAE2	1,000.00000000	0.00000000	0.40867492	0.00000000	0.00000000	0.00000000	0.00000000	0.40867492	1,000.00000000
X-F	46643TAG7	1,000.00000000	0.00000000	0.40867515	0.00000000	0.00000000	0.00000000	0.00000000	0.40867515	1,000.00000000
X-NR	46643TAJ1	590.02393234	0.00000000	0.24112808	0.00000000	0.00000000	0.00000000	0.00000000	0.24112808	590.01034167

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	07/01/24 - 07/30/24	30	0.00	407,272.94	0.00	407,272.94	0.00	0.00	0.00	407,272.94	0.00
A-4	07/01/24 - 07/30/24	30	0.00	983,001.92	0.00	983,001.92	0.00	0.00	0.00	983,001.92	0.00
A-SB	07/01/24 - 07/30/24	30	0.00	1,182.26	0.00	1,182.26	0.00	0.00	0.00	1,182.26	0.00
X-A	07/01/24 - 07/30/24	30	0.00	493,611.79	0.00	493,611.79	0.00	0.00	0.00	493,611.79	0.00
X-B	07/01/24 - 07/30/24	30	0.00	30,148.46	0.00	30,148.46	0.00	0.00	0.00	30,148.46	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	07/01/24 - 07/30/24	30	0.00	44,545.00	0.00	44,545.00	0.00	0.00	0.00	44,545.00	0.00
X-E	07/01/24 - 07/30/24	30	0.00	14,069.86	0.00	14,069.86	0.00	0.00	0.00	14,069.86	0.00
X-F	07/01/24 - 07/30/24	30	0.00	10,367.68	0.00	10,367.68	0.00	0.00	0.00	10,367.68	0.00
X-NR	07/01/24 - 07/30/24	30	0.00	13,981.54	0.00	13,981.54	0.00	0.00	0.00	13,981.54	0.00
A-S	07/01/24 - 07/30/24	30	0.00	298,344.59	0.00	298,344.59	0.00	0.00	0.00	298,344.59	0.00
B	07/01/24 - 07/30/24	30	0.00	220,734.49	0.00	220,734.49	0.00	0.00	0.00	220,734.49	0.00
C	07/01/24 - 07/30/24	30	0.00	183,074.02	0.00	183,074.02	0.00	0.00	0.00	183,074.02	0.00
D	07/01/24 - 07/30/24	30	0.00	355,505.63	0.00	355,505.63	0.00	0.00	0.00	355,505.63	0.00
E	07/01/24 - 07/30/24	30	473.69	114,760.00	0.00	114,760.00	38,310.72	0.00	0.00	76,449.28	38,784.41
F	07/01/24 - 07/30/24	30	585,772.66	84,563.33	0.00	84,563.33	84,563.33	0.00	0.00	0.00	670,335.99
NR	07/01/24 - 07/30/24	30	4,662,328.84	114,039.57	0.00	114,039.57	114,039.57	0.00	0.00	0.00	4,776,368.41
HOW	07/01/24 - 07/31/24	31	0.01	42,966.86	0.00	42,966.86	0.00	0.00	0.00	42,966.86	0.01
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			5,248,575.20	3,412,169.94	0.00	3,412,169.94	236,913.62	0.00	0.00	3,175,256.32	5,485,488.82

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46643TBE1	3.799600%	94,224,000.00	94,224,000.00	0.00	298,344.59	0.00	0.00	298,344.59	94,224,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46643TBF8	3.950800%	67,045,000.00	67,045,000.00	0.00	220,734.49	0.00	0.00	220,734.49	67,045,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46643TBG6	4.490410%	48,924,000.00	48,924,000.00	0.00	183,074.02	0.00	0.00	183,074.02	48,924,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			210,193,000.03	210,193,000.00	0.00	702,153.10	0.00	0.00	702,153.10	210,193,000.00

Exchangeable Certificate Details
EC	46643TBH4	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	83,079,847.41
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,423,718.06	Master Servicing Fee	7,199.61
Interest Reductions due to Nonrecoverability Determination	(178,449.64)	Certificate Administrator Fee	2,427.09
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	391.47
ARD Interest	0.00	Senior Trust Advisor Fee	1,330.99
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00	Total Fees	11,349.15
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,245,268.42

Principal		Expenses/Reimbursements
Scheduled Principal	4,890,141.22	Reimbursement for Interest on Advances	(428.33)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	75,015,237.91	Special Servicing Fees (Monthly)	48,290.96
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	10,800.30
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	788.04
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	79,905,379.13	Total Expenses/Reimbursements	59,450.97

		Interest Reserve Deposit	0.00

Other		Payments to Certificate holders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,175,256.32
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	79,904,591.09
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	83,079,847.41
Total Funds Collected	83,150,647.55	Total Funds Distributed	83,150,647.53

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	900,372,940.97	900,372,940.97	Beginning Certificate Balance	910,372,940.96
(-) Scheduled Principal Collections	4,890,141.22	4,890,141.22	(-) Principal Distributions	79,904,591.09
(-) Unscheduled Principal Collections	75,015,237.91	75,015,237.91	(-) Realized Losses	788.04
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	788.04
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	820,467,561.84	820,467,561.84	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	903,830,422.21	903,830,422.21	Ending Certificate Balance	830,467,561.83
Ending Actual Collateral Balance	823,909,804.89	823,909,804.89

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.01)
Beginning Cumulative Advances	10,060,017.74	0.00	UC / (OC) Change	0.00
Current Period Advances	788.04	0.00	Ending UC / (OC)	(0.01)
Ending Cumulative Advances	10,060,805.78	0.00	Net WAC Rate	4.49%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	156,553,726.93	19.08%	3	4.4637	NAP	Defeased	8	156,553,726.93	19.08%	3	4.4637	NAP
	9,999,999 or less	10	57,927,675.68	7.06%	3	4.5335	1.708368	1.35 or less	8	214,205,595.29	26.11%	4	4.5290	0.817608
10,000,000 to 19,999,999		5	64,091,165.38	7.81%	3	4.4110	1.874128	1.36 to 1.45	3	71,624,629.65	8.73%	3	4.5456	1.408967
20,000,000 to 24,999,999		3	65,213,072.24	7.95%	2	4.6981	1.781572	1.46 to 1.55	2	76,245,958.99	9.29%	3	4.3111	1.532725
25,000,000 to 49,999,999		9	318,015,671.23	38.76%	4	4.4395	1.247083	1.56 to 1.65	1	2,547,057.39	0.31%	3	4.7700	1.580000
	50,000,000 or greater	2	158,666,250.38	19.34%	3	3.8479	2.153785	1.66 to 1.80	4	75,444,121.38	9.20%	3	4.3532	1.713113
	Totals	37	820,467,561.84	100.00%	3	4.3547	1.568170	1.81 to 2.00	3	29,968,879.40	3.65%	3	4.2995	1.881110
								2.01 or greater	8	193,877,592.81	23.63%	3	4.0243	2.532645
								Totals	37	820,467,561.84	100.00%	3	4.3547	1.568170
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	25	156,553,726.93	19.08%	3	4.4637	NAP
							Defeased	25	156,553,726.93	19.08%	3	4.4637	NAP
Arizona	1	2,547,057.39	0.31%	3	4.7700	1.580000
							Industrial	1	8,330,623.41	1.02%	3	4.2800	1.990000
California	3	44,508,192.08	5.42%	2	4.6279	1.824609
							Lodging	14	163,116,476.29	19.88%	4	4.6871	1.287042
Colorado	1	6,844,416.12	0.83%	4	4.3090	2.270000
							Mixed Use	1	17,923,073.31	2.18%	3	4.2400	1.810000
Delaware	1	7,959,951.11	0.97%	4	4.5000	2.120000
							Mobile Home Park	1	11,276,934.81	1.37%	0	4.3900	2.660000
Florida	9	104,144,639.28	12.69%	3	4.5284	1.429957
							Multi-Family	1	6,438,052.82	0.78%	4	4.4850	1.370000
Georgia	2	12,203,763.25	1.49%	3	4.5726	1.606593
							Office	8	311,553,256.73	37.97%	3	4.2017	1.678564
Illinois	1	12,805,939.45	1.56%	3	4.0435	1.750000
							Retail	8	138,431,001.42	16.87%	3	4.1967	1.714293
Indiana	1	6,392,212.57	0.78%	2	4.9400	0.350000
							Self Storage	1	6,844,416.12	0.83%	4	4.3090	2.270000
Kentucky	2	65,691,323.00	8.01%	4	4.5781	1.496676
							Totals	60	820,467,561.84	100.00%	3	4.3547	1.568170
Massachusetts	1	22,045,496.27	2.69%	2	4.5150	2.210000

Missouri	1	43,317,276.10	5.28%	2	4.0610	1.550000

New Jersey	2	14,043,470.82	1.71%	3	4.6300	1.251903

New York	4	159,292,671.33	19.41%	3	3.8801	2.249832

Pennsylvania	2	66,362,735.61	8.09%	5	4.3303	1.005668

Rhode Island	1	8,330,623.41	1.02%	3	4.2800	1.990000

Texas	1	46,205,538.68	5.63%	4	4.4850	0.600000

West Virginia	1	8,289,845.55	1.01%	3	4.5270	1.430000

Wisconsin	1	32,928,682.89	4.01%	4	4.6400	1.510000

Totals	60	820,467,561.84	100.00%	3	4.3547	1.568170

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	156,553,726.93	19.08%	3	4.4637	NAP	Defeased	8	156,553,726.93	19.08%	3	4.4637	NAP
	4.40000% or less	11	353,972,006.90	43.14%	3	4.0439	1.755208	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	8	181,829,480.54	22.16%	4	4.5011	1.446890	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	6	59,397,409.63	7.24%	4	4.6405	1.458577	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.00000%	3	38,912,279.96	4.74%	2	4.9599	1.640168	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% or greater	1	29,802,657.88	3.63%	4	5.2200	1.300000	49 months or greater	29	663,913,834.91	80.92%	3	4.3290	1.617053
	Totals	37	820,467,561.84	100.00%	3	4.3547	1.568170	Totals	37	820,467,561.84	100.00%	3	4.3547	1.568170
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	156,553,726.93	19.08%	3	4.4637	NAP	Defeased	8	156,553,726.93	19.08%	3	4.4637	NAP
	60 months or less	29	663,913,834.91	80.92%	3	4.3290	1.617053	Interest Only	1	100,000,000.00	12.19%	2	3.5800	2.860000
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	28	563,913,834.91	68.73%	3	4.4618	1.396638
	Totals	37	820,467,561.84	100.00%	3	4.3547	1.568170	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	37	820,467,561.84	100.00%	3	4.3547	1.568170
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	8	156,553,726.93	19.08%	3	4.4637	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	27	626,356,578.66	76.34%	3	4.3239	1.679865
	13 months to 24 months	2	37,557,256.25	4.58%	4	4.4140	0.569501
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	37	820,467,561.84	100.00%	3	4.3547	1.568170
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30308613	OF	New York	NY	Actual/360	3.580%	308,277.78	0.00	0.00	N/A	10/06/24	--	100,000,000.00	100,000,000.00	08/06/24
2	30308614	OF	Philadelphia	PA	Actual/360	4.305%	217,818.05	97,830.97	0.00	N/A	01/01/25	--	58,764,081.35	58,666,250.38	08/01/24
4	30308616	OF	Houston	TX	Actual/360	4.485%	0.00	0.00	0.00	N/A	12/01/24	--	46,205,538.68	46,205,538.68	12/01/19
5	30308617	LO	Various	Various	Actual/360	4.527%	167,109.80	85,764.90	0.00	N/A	11/01/24	--	42,867,903.48	42,782,138.58	08/01/24
6	30308618	RT	Chesterfield	MO	Actual/360	4.061%	151,747.52	76,698.37	0.00	N/A	10/06/24	--	43,393,974.47	43,317,276.10	08/06/24
7	30308619	OF	Atlanta	GA	Actual/360	4.600%	156,774.08	77,760.72	0.00	N/A	12/01/24	--	39,578,309.71	39,500,548.99	08/01/24
8	30308620	RT	Simpsonville	KY	30/360	4.045%	121,293.97	94,711.99	0.00	N/A	12/01/24	--	35,983,377.11	35,888,665.12	08/01/24
12	30308624	OF	Madison	WI	Actual/360	4.640%	131,825.71	64,403.63	0.00	N/A	12/05/24	--	32,993,086.52	32,928,682.89	08/05/24
13	30308625	MF	Various	Various	Actual/360	4.411%	125,382.21	75,691.74	0.00	N/A	11/06/24	--	33,009,555.83	32,933,864.09	08/06/24
14	30308626	OF	Rosemont	IL	Actual/360	4.220%	115,684.84	66,860.13	0.00	N/A	11/01/24	--	31,834,995.99	31,768,135.86	08/01/24
15	30308627	LO	Orlando	FL	Actual/360	4.400%	120,296.61	59,977.32	0.00	N/A	12/06/24	--	31,749,837.41	31,689,860.09	08/06/24
17	30308629	LO	Lexington	KY	Actual/360	5.220%	134,200.81	52,917.18	0.00	N/A	12/01/24	--	29,855,575.06	29,802,657.88	08/01/24
18	30308630	MF	Various	NC	Actual/360	4.411%	108,898.56	65,740.75	0.00	N/A	11/06/24	--	28,669,880.67	28,604,139.92	08/06/24
19	30308631	RT	Staten Island	NY	Actual/360	4.405%	107,063.51	53,274.51	0.00	N/A	12/06/24	--	28,225,158.29	28,171,883.78	08/06/24
20	30308632	OF	San Francisco	CA	Actual/360	5.000%	89,856.55	106,769.82	0.00	N/A	09/05/24	--	20,869,907.54	20,763,137.72	08/05/24
21	30308633	OF	Rye	NY	Actual/360	4.332%	101,742.56	45,420.30	0.00	N/A	12/06/24	--	27,274,388.41	27,228,968.11	04/06/24
22	30308634	LO	Fort Lauderdale	FL	Actual/360	4.599%	88,894.15	44,115.35	0.00	N/A	12/01/24	--	22,448,553.60	22,404,438.25	08/01/24
23	30308635	OF	Dedham	MA	Actual/360	4.515%	85,850.89	35,967.58	0.00	N/A	10/06/24	--	22,081,463.85	22,045,496.27	08/06/24
24	30308636	MF	Charleston	WV	Actual/360	4.410%	76,289.42	20,089,380.83	0.00	N/A	11/05/24	--	20,089,380.83	0.00	08/05/24
26	30308638	MF	Various	FL	Actual/360	4.651%	67,175.31	30,569.60	0.00	N/A	11/01/24	--	16,774,461.02	16,743,891.42	08/01/24
27	30308639	MU	Irvine	CA	Actual/360	4.240%	65,558.57	32,712.36	0.00	N/A	11/06/24	--	17,955,785.67	17,923,073.31	08/06/24
34	30308646	RT	Peoria	IL	Actual/360	4.043%	44,679.06	25,855.74	0.00	N/A	11/01/24	--	12,831,795.19	12,805,939.45	08/01/24
35	30308647	LO	Riverview	FL	Actual/360	4.900%	49,749.58	33,623.48	0.00	N/A	12/01/24	--	11,790,553.15	11,756,929.67	08/01/24
36	30308648	MH	Sebastian	FL	Actual/360	4.390%	42,733.11	27,290.74	0.00	N/A	08/01/24	--	11,304,225.55	11,276,934.81	08/01/24
37	30308649	LO	Westampton	NJ	Actual/360	4.630%	41,323.45	36,403.26	0.00	N/A	12/05/24	--	10,364,691.40	10,328,288.14	08/05/24
38	30308650	MH	Stockbridge	GA	Actual/360	4.600%	44,181.18	11,153,733.10	0.00	N/A	10/01/24	--	11,153,733.10	0.00	08/01/24
39	30308651	RT	Irondale	AL	Actual/360	4.310%	41,024.47	11,053,671.28	0.00	N/A	11/05/24	--	11,053,671.28	0.00	08/05/24
41	30308653	IN	Frederick	MD	Actual/360	4.280%	32,849.81	8,913,122.56	0.00	N/A	11/05/24	--	8,913,122.56	0.00	08/05/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
42	30308654	IN	Rumford	RI	Actual/360	4.280%	30,766.99	17,368.54	0.00	N/A	11/05/24	--	8,347,991.95	8,330,623.41	08/05/24
43	30308655	LO	Dover	DE	Actual/360	4.500%	30,916.44	18,485.38	0.00	N/A	12/01/24	--	7,978,436.49	7,959,951.11	08/01/24
45	30308657	MF	Hobart	IN	Actual/360	4.515%	31,204.35	8,025,983.30	0.00	N/A	11/01/24	--	8,025,983.30	0.00	08/01/24
46	30308658	OF	Bourbonnais	IL	Actual/360	4.790%	27,069.58	6,562,763.99	0.00	10/01/24	10/01/39	--	6,562,763.99	0.00	08/01/24
48	30308660	SS	Superior	CO	Actual/360	4.309%	25,452.69	15,170.11	0.00	N/A	12/01/24	--	6,859,586.23	6,844,416.12	08/01/24
50	30308662	RT	Austin	TX	Actual/360	4.328%	25,732.29	6,904,495.32	0.00	N/A	12/06/24	--	6,904,495.32	0.00	08/06/24
51	30308663	LO	Indianapolis	IN	Actual/360	4.940%	27,243.03	12,050.91	0.00	N/A	10/06/24	--	6,404,263.48	6,392,212.57	08/06/24
52	30308664	MF	Gainesville	FL	Actual/360	4.485%	24,910.69	12,012.30	0.00	N/A	12/01/24	--	6,450,065.12	6,438,052.82	08/01/24
53	30308665	RT	Buford	GA	Actual/360	4.620%	23,862.54	11,746.59	0.00	N/A	12/05/24	--	5,998,125.68	5,986,379.09	08/05/24
54	30308666	RT	Redding	CA	Actual/360	4.495%	22,577.09	10,844.54	0.00	N/A	12/01/24	--	5,832,825.59	5,821,981.05	08/01/24
59	30308671	RT	Far Rockaway	NY	Actual/360	4.630%	15,571.16	13,717.16	0.00	N/A	12/06/24	--	3,905,536.60	3,891,819.44	08/06/24
60	30308672	OF	Liberty Corner	NJ	Actual/360	4.630%	14,865.24	13,296.61	0.00	N/A	10/05/24	--	3,728,479.29	3,715,182.68	08/05/24
61	30308673	IN	Mundelein	IL	Actual/360	4.900%	14,296.43	3,388,224.66	0.00	N/A	08/01/24	--	3,388,224.66	0.00	08/01/24
64	30308676	MF	Oxford	MS	Actual/360	4.850%	11,578.40	6,099.28	0.00	N/A	12/01/24	--	2,772,346.15	2,766,246.87	08/01/24
65	30308677	RT	Flagstaff	AZ	Actual/360	4.770%	10,485.55	5,722.91	0.00	N/A	11/01/24	--	2,552,780.30	2,547,057.39	08/01/24
66	30308678	MH	Watsonville	CA	Actual/360	4.820%	9,868.28	2,377,579.48	0.00	N/A	09/01/24	--	2,377,579.48	0.00	08/01/24
67	30308679	MH	Mission	TX	Actual/360	4.760%	8,917.31	4,948.43	0.00	N/A	09/06/24	--	2,175,543.36	2,170,594.93	08/06/24
68	30308680	MH	Erie	PA	Actual/360	4.830%	8,613.24	4,601.41	0.00	N/A	11/01/24	--	2,070,906.26	2,066,304.85	08/01/24
Totals							3,202,212.86	79,905,379.13	0.00				900,372,940.97	820,467,561.84
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	27,710,106.64	5,927,663.75	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2	4,488,574.74	0.00	--	--	--	0.00	0.00	0.00	0.00	93,156.64	0.00
4	2,426,802.68	0.00	--	--	06/11/24	30,652,527.62	1,645,759.88	(409.82)	467,350.47	0.00	788.04
5	5,368,623.61	5,309,222.84	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	8,968,444.72	8,893,980.48	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	8,584,221.41	1,998,322.45	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,815,574.67	3,812,954.80	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	2,128,278.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	3,527,157.76	3,619,800.36	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	3,458,314.15	1,022,045.70	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	4,170,913.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,094,110.72	0.00	--	--	--	0.00	0.00	146,920.95	588,188.10	0.00	0.00
22	2,845,214.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	3,684,952.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	2,221,984.32	559,015.28	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,709,114.50	415,875.72	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	2,390,095.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	2,263,790.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,100,181.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
42	1,240,501.76	1,270,472.29	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1,406,820.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	1,115,814.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	248,595.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	620,798.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	815,903.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	883,305.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	417,017.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	668,519.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	311,261.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
66	242,710.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
68	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	99,927,704.18	32,829,353.67				30,652,527.62	1,645,759.88	146,511.13	1,055,538.57	93,156.64	788.04

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		Principal Prepayment Detail

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
24	30308636	20,045,345.82	Payoff Prior to Maturity	0.00	0.00
38	30308650	11,153,733.10	Payoff Prior to Maturity	0.00	0.00
39	30308651	11,053,671.28	Payoff Prior to Maturity	0.00	0.00
41	30308653	8,891,665.62	Payoff Prior to Maturity	0.00	0.00
45	30308657	8,025,983.30	Payoff Prior to Maturity	0.00	0.00
46	30308658	6,562,763.99	Payoff Prior to Maturity	0.00	0.00
50	30308662	6,904,495.32	Payoff Prior to Maturity	0.00	0.00
66	30308678	2,377,579.48	Payoff Prior to Maturity	0.00	0.00
Totals		75,015,237.91		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/16/24	0	0.00	0	0.00	2	73,434,506.79	0	0.00	1	46,205,538.68	0	0.00	0	0.00	8	75,015,237.91	4.354681%	4.340538%	3
07/17/24	0	0.00	0	0.00	2	73,479,927.09	0	0.00	1	46,205,538.68	0	0.00	0	0.00	0	0.00	4.365553%	4.350760%	4
06/17/24	0	0.00	1	27,322,915.54	1	46,205,538.68	0	0.00	1	46,205,538.68	0	0.00	0	0.00	1	16,983,613.16	4.365782%	4.350987%	5
05/17/24	2	33,797,072.20	0	0.00	1	46,205,538.68	1	0.00	1	46,205,538.68	0	0.00	0	0.00	2	43,888,519.39	4.373078%	4.358366%	6
04/17/24	0	0.00	0	0.00	2	67,108,009.83	1	20,902,471.15	1	46,205,538.68	0	0.00	0	0.00	2	11,614,145.31	4.383345%	4.368266%	7
03/15/24	0	0.00	0	0.00	2	67,147,405.11	1	20,941,866.43	1	46,205,538.68	0	0.00	0	0.00	0	0.00	4.384433%	4.369409%	8
02/16/24	0	0.00	0	0.00	2	67,192,200.40	1	20,986,661.72	1	46,205,538.68	0	0.00	0	0.00	0	0.00	4.384654%	4.369629%	9
01/18/24	0	0.00	0	0.00	2	67,231,249.84	1	21,025,711.16	1	46,205,538.68	0	0.00	0	0.00	0	0.00	4.384846%	4.369820%	10
12/15/23	0	0.00	0	0.00	2	67,270,138.88	1	21,064,600.20	1	46,205,538.68	0	0.00	0	0.00	0	0.00	4.385037%	4.370010%	11
11/17/23	0	0.00	0	0.00	2	67,311,664.92	1	21,106,126.24	1	46,205,538.68	0	0.00	0	0.00	0	0.00	4.385239%	4.370212%	12
10/17/23	0	0.00	0	0.00	2	67,350,223.63	1	21,144,684.95	1	46,205,538.68	0	0.00	0	0.00	1	6,228,750.00	4.385427%	4.370398%	13
09/15/23	0	0.00	0	0.00	2	67,391,431.27	1	21,185,892.59	1	46,205,538.68	0	0.00	0	0.00	0	0.00	4.385094%	4.370094%	14
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	30308616	12/01/19	55	6	(409.82)	467,350.47	0.00	49,460,572.69	12/17/18	7	12/05/18		02/04/20
21	30308633	04/06/24	3	3	146,920.95	588,188.10	0.00	27,416,177.15	05/06/24	98
Totals					146,511.13	1,055,538.57	0.00	76,876,749.84
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		11,276,935	11,276,935	0		0
0 - 6 Months		809,190,627	735,756,120	27,228,968		46,205,539
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-24	820,467,562	747,033,055	0	0	27,228,968	46,205,539
Jul-24	900,372,941	826,893,014	0	0	27,274,388	46,205,539
Jun-24	902,068,585	828,540,131	0	27,322,916	0	46,205,539
May-24	920,650,532	840,647,921	33,797,072	0	0	46,205,539
Apr-24	971,962,579	904,854,570	0	0	20,902,471	46,205,539
Mar-24	985,321,496	918,174,091	0	0	20,941,866	46,205,539
Feb-24	987,262,654	920,070,453	0	0	20,986,662	46,205,539
Jan-24	988,993,219	921,761,969	0	0	21,025,711	46,205,539
Dec-23	990,717,118	923,446,979	0	0	21,064,600	46,205,539
Nov-23	992,536,554	925,224,890	0	0	21,106,126	46,205,539
Oct-23	994,246,800	926,896,576	0	0	21,144,685	46,205,539
Sep-23	1,002,281,803	934,890,372	0	0	21,185,893	46,205,539
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	30308613	100,000,000.00	100,000,000.00	600,000,000.00	08/13/14	5,188,416.75	2.86000	03/31/24	10/06/24	I/O
2	30308614	58,666,250.38	58,666,250.38	87,000,000.00	10/31/14	3,580,603.74	0.95000	12/31/23	01/01/25	243
4	30308616	46,205,538.68	49,460,572.69	23,200,000.00	12/28/23	1,884,763.68	0.60000	09/30/23	12/01/24	243
6	30308618	43,317,276.10	43,317,276.10	132,600,000.00	08/18/14	8,472,226.48	1.55000	03/31/24	10/06/24	243
21	30308633	27,228,968.11	27,416,177.15	41,000,000.00	10/21/14	730,078.72	0.41000	06/30/23	12/06/24	243
22	30308634	22,404,438.25	22,404,438.25	41,200,000.00	10/16/14	2,199,574.09	1.38000	12/31/23	12/01/24	243
Totals		297,822,471.52	301,264,714.57	925,000,000.00		22,055,663.46

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	30308613	OF	NY	06/20/24	98

8/12/2024 - The loan transferred to Special Servicing effective 6/20/2024 for imminent maturity default. The subject is a 712,791 SF office property located in New York, NY and was built in 1921 and renovated in 2012. A PNA was signed in July

2024. A July 2024 site inspection found the asset in good overall condition. The Borrower sent in a letter saying that they are unable to refinance the Loan due to current market conditions. The special servicer is in discussions with the Borrower

	about their upcoming maturity date.

2	30308614	OF	PA	12/19/23	98

8/12/2024 - The loan transferred to Special Servicing effective 12/19/2023. 1515 Market is a 20-story Class A office building totaling 502,217 SF located at 1515 Market Street in the Center City submarket in Philadelphia, PA. Occupancy as of

May 2024 is 73%. The asset was built in 1960 and renovated in 2017. Property amenities include bike racks, a conference center, and 24/7 security. The property has 0 parking spaces, but it has underground access to public transit. The

Borrower signed a PNA in January 2024. A February 2024 site inspection found the asset in good overall condition. The loan is current and due for the July 2024 payment. The special servicer is working towards a loan modification agreement to grant the Borrower a short term maturity extension since their largest tenant (~25% NRA) will not be making a decision on whether or not they plan to renew their lease until 1Q 2025. As a result, the Borrower is struggling to refinance the Loan.

	The modification is expected to close in 3Q 2024.

4	30308616	OF	TX	12/17/18	7

8/12/2024 - The loan transferred to SS on 12/17/2018 as a result of the Borrower filing for bankruptcy protection on 12/05/2018. The Lender negotiated a deal with the Borrower to dismiss the BK, consent to the foreclosure and consent to appointment of receiver. The Lender completed the foreclosure on February 4, 2020. The asset was marketed for sale following the foreclosure, however, it was not successful. CWCapital became the named Special Servicer effective

11/17/2023. The subject collateral consists of 7 low-rise office buildings totaling 315,936 SF, located in Houston, TX, built in 2001. As of July 2024, the property is 50.4% leased. The properties were most recently inspected in March 2024 and

	found to be in fair overall condition. Leasing efforts to stabilize the property continue. The property will be marketed for sale in 2024.

6	30308618	RT	MO	07/18/24	98

8/12/2024 - The loan transferred to Special Servicing effective 7/18/2024 for imminent maturity default. The subject is a 351,462 SF retail property located in Chesterfield, MO and was built in 2013. The loan is scheduled to mature on 10/6/2024.

	Files are currently under review to determine workout strategies. One of three pari passu loans.

21	30308633	OF	NY	05/06/24	98

8/12/2024 - The loan transferred to Special Servicing effective 5/6/2024 for imminent monetary default. The subject is a 168,296 SF office property located in Rye, NY and was built in 1988. The asset as of July 2024 was 82.6% occupied. A site inspection was conducted in June 2024, and new appraisal has been ordered. The special servicer is evaluating rights and remedies outlined in the loan documents while conducting discussions with the borrower.

22	30308634	LO	FL	06/25/24	98

8/12/2024 - The loan transferred to Special Servicing effective 6/25/2024 for imminent maturity default. The subject is a 315-room lodging property located in Fort Lauderdale, FL and was built in 1986 and renovated in 2008. Files are currently

	under revie w to determine workout strategies.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	30308617	46,900,602.96	4.52700%	46,900,602.96	4.52700%	8	05/08/20	06/01/20	06/08/20
5	30308617	0.00	4.52700%	0.00	4.52700%	8	06/08/20	06/01/20	05/08/20
8	30308620	0.00	4.04500%	0.00	4.04500%	10	05/13/22	05/13/22	08/12/22
15	30308627	0.00	4.40000%	0.00	4.40000%	8	01/12/21	06/30/20	01/14/21
15	30308627	0.00	4.40000%	0.00	4.40000%	8	01/14/21	06/30/20	01/12/21
17	30308629	32,379,529.30	5.22000%	32,379,529.30	5.22000%	10	04/28/20	05/01/20	05/07/20
17	30308629	0.00	5.22000%	0.00	5.22000%	8	09/11/20	09/01/20	08/27/20
17	30308629	32,113,066.97	5.22000%	32,113,066.97	5.22000%	8	08/27/20	09/01/20	09/11/20
22	30308634	0.00	4.59860%	0.00	4.59860%	8	05/26/21	01/01/21	06/22/21
22	30308634	0.00	4.59860%	0.00	4.59860%	8	06/22/21	01/01/21	05/26/21
31	30308643	17,436,878.10	4.60960%	17,436,878.10	4.60960%	8	05/15/20	06/01/20	05/27/20
31	30308643	0.00	4.60960%	0.00	4.60960%	8	05/27/20	06/01/20	05/15/20
34	30308646	0.00	4.04350%	0.00	4.04350%	8	07/09/21	07/09/21	09/03/21
34	30308646	0.00	4.04350%	0.00	4.04350%	8	09/03/21	07/09/21	07/09/21
35	30308647	13,290,473.44	4.90000%	13,290,473.44	4.90000%	8	07/29/20	06/01/20	07/30/20
35	30308647	0.00	4.90000%	0.00	4.90000%	8	07/30/20	06/01/20	07/29/20
51	30308663	0.00	4.94000%	0.00	4.94000%	8	09/10/20	08/06/20	08/27/20
51	30308663	6,918,535.91	4.94000%	6,918,535.91	4.94000%	8	08/27/20	08/06/20	09/10/20
Totals		116,659,557.38		116,659,557.38
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
25	30308637	05/17/24	20,902,471.15	21,200,000.00	17,929,477.50	2,732,293.95	17,929,477.50	15,197,183.55	5,705,287.60	0.00	0.00	5,705,287.60	23.77%
40	30308652	11/18/20	10,323,014.79	10,300,000.00	6,940,918.09	276,013.72	6,940,918.09	6,664,904.37	3,658,110.42	0.00	69,970.24	3,588,140.18	31.20%
47	30308659	03/17/23	7,292,709.19	3,800,000.00	4,172,394.00	539,189.72	4,172,394.00	3,633,204.28	3,659,504.91	0.00	6,559.00	3,652,945.91	43.74%
57	30308669	10/17/22	5,213,455.18	5,600,000.00	4,750,232.47	379,779.34	4,750,232.47	4,370,453.13	843,002.05	0.00	21,769.78	821,232.27	13.51%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			43,731,650.31	40,900,000.00	33,793,022.06	3,927,276.73	33,793,022.06	29,865,745.33	13,865,904.98	0.00	98,299.02	13,767,605.96

* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	08/17/22	0.00	0.02	0.00	0.00	0.00	0.00	0.00	0.00	561.04
		09/17/21	561.04	0.02	0.00	0.00	0.00	561.04	0.00	0.00
		12/17/20	0.00	0.02	0.00	0.00	0.00	0.00	0.00	0.00
25	30308637	05/17/24	0.00	0.00	5,705,287.60	0.00	0.00	5,705,287.60	0.00	0.00	5,705,287.60
40	30308652	08/17/22	0.00	0.00	3,588,140.18	0.00	0.00	(34,704.59)	0.00	0.00	3,588,140.18
		09/17/21	0.00	0.00	3,622,844.77	0.00	0.00	(561.06)	0.00	0.00
		12/17/20	0.00	0.00	3,623,405.83	0.00	0.00	(34,704.59)	0.00	0.00
		11/18/20	0.00	0.00	3,658,110.42	0.00	0.00	3,658,110.42	0.00	0.00
47	30308659	05/17/24	0.00	0.00	3,652,945.91	0.00	0.00	(6,559.00)	0.00	0.00	3,652,945.91
		03/17/23	0.00	0.00	3,659,504.91	0.00	0.00	3,659,504.91	0.00	0.00
57	30308669	03/15/24	0.00	0.00	821,232.27	0.00	0.00	(21,769.78)	0.00	0.00	821,232.27
		10/17/22	0.00	0.00	843,002.05	0.00	0.00	843,002.05	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			561.04	0.06	13,767,605.96	0.00	0.00	13,768,167.00	0.00	0.00	13,768,167.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	21,527.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	386.32	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	9,947.03	0.00	0.00	0.00	0.00	178,449.64	0.00	0.00	0.00	0.00
6	0.00	0.00	5,725.59	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	0.00	0.00	10,800.30	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	4.81	0.00	0.00	0.00
21	0.00	0.00	5,871.57	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	4,832.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(19.45)	0.00	0.00	0.00
45	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(334.04)	0.00	0.00	0.00
61	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(79.65)	0.00	0.00	0.00
Total	0.00	0.00	48,290.96	0.00	10,800.30	0.00	0.00	178,449.64	(428.33)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		237,112.57

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Supplemental Notes
None

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